Pension Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plans

19. Pension plans

We operate defined benefit plans and a defined contribution pension plan for our employees. These plans do not have a material impact on our Consolidated Balance Sheets, Consolidated Income Statements and prior period presentation.

Defined benefit plans:

We provide an insured defined benefit pension plan covering our Dutch employees ("Dutch Plan") based on years of service and career average pay. The Dutch plan is funded through a guaranteed insurance contract, and we determine the funded status of this plan with the assistance of an actuary. In the year ended December 31, 2012 we recognized a $2.1 million, net of tax, actuarial loss in Accumulated Other Comprehensive Income. Based on ASC 715, this was calculated assuming a discount rate of 4.0%, which was 6.0% in 2011, and various assumptions regarding the future funding and pay out. At December 31, 2012 we recorded a liability in Accrued expenses and other liabilities of $2.9 million which covers our projected benefit obligation exceeding the plan assets.

We provide a defined benefit pension plan covering some of our Irish employees ("Irish Plan") based on years of service and final pensionable pay. The Irish plan is funded through contributions by the Company and invested in trustee administered funds, which was closed to new participants, but will continue to accrue benefits for existing participants as of June 30, 2009. We determine the funded status of this plan with the assistance of an actuary. In the year ended December 31, 2012 we recognized a $2.4 million, net of tax, actuarial loss in Accumulated Other Comprehensive Income. Based on ASC 715, this was calculated assuming a discount rate of 4.2%, which was 5.8% in 2011,  and various assumptions regarding the future funding and pay out. At December 31, 2012 we recorded a liability in Accrued expenses and other liabilities of $2.7 million which covers our projected benefit obligation exceeding the plan assets.

Defined contribution plan:

We provide a defined contribution pension plan for the Irish employees that are not covered by the defined benefit plan. In the year ended December 31, 2012 contributed $0.2 million (2011: $0.2 million). No amounts were outstanding in respect of pension contributions at December 31, 2012.